Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Financial assets:
Available-for-sale financial assets			¥ 20,122,616
Trading assets	¥ 2,767,691	¥ 3,169,123	3,169,123
Others	3,609,129		3,598,642
Derivative financial instruments	3,382,574	3,885,271	3,885,271
Financial assets at fair value through profit or loss	2,641,416	3,110,375	1,547,672
Debt investments	13,333,221
Equity instruments at fair value through other comprehensive income	4,172,892
Total	191,483,955		186,103,276
Financial liabilities:
Trading liabilities	1,998,694	2,143,899	2,143,899
Derivative financial instruments	3,051,773	¥ 3,498,016	3,498,016
Others	5,596,513		6,691,042
Total	182,585,727		178,607,131
At fair value [member]
Financial assets:
Available-for-sale financial assets			20,231,498
Trading assets	2,767,691		3,169,123
Others			7,942
Derivative financial instruments	3,382,574		3,886,964
Financial assets at fair value through profit or loss	2,641,416		1,547,672
Debt investments	13,333,221
Investment securities at fair value through other comprehensive income	17,506,113
Total	26,297,794		28,843,199
Financial liabilities:
Trading liabilities	1,998,694		2,143,899
Derivative financial instruments	3,051,773		3,503,987
Others	(2,294)		7,492
Total	5,048,173		5,655,378
At fair value [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			15,939,723
Trading assets	2,372,385		2,732,402
Derivative financial instruments	103,211		87,316
Financial assets at fair value through profit or loss	225,642		541
Debt investments	10,101,136
Investment securities at fair value through other comprehensive income	13,850,566
Total	16,551,804		18,759,982
Financial liabilities:
Trading liabilities	1,844,562		1,981,776
Derivative financial instruments	108,751		109,331
Total	1,953,313		2,091,107
At fair value [member] | Level 2 [member]
Financial assets:
Available-for-sale financial assets			3,447,269
Trading assets	395,306		436,721
Others			7,942
Derivative financial instruments	3,269,092		3,793,087
Financial assets at fair value through profit or loss	1,834,927		1,518,931
Debt investments	3,232,085
Investment securities at fair value through other comprehensive income	3,243,200
Total	8,742,525		9,203,950
Financial liabilities:
Trading liabilities	154,132		162,123
Derivative financial instruments	2,942,459		3,394,220
Others	(1,859)		6,659
Total	3,094,732		3,563,002
At fair value [member] | Level 3 [member]
Financial assets:
Available-for-sale financial assets			844,506
Derivative financial instruments	10,271		6,561
Financial assets at fair value through profit or loss	580,847		28,200
Investment securities at fair value through other comprehensive income	412,347
Total	1,003,465		879,267
Financial liabilities:
Derivative financial instruments	563		436
Others	(435)		833
Total	128		1,269
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	2,480,903
Financial assets at fair value through profit or loss	2,620,686
Debt investments	3,878,891
Financial liabilities:
Trading liabilities	1,835,860
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	2,091,355
Financial assets at fair value through profit or loss	223,832
Debt investments	646,806
Financial liabilities:
Trading liabilities	1,777,666
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	389,548
Financial assets at fair value through profit or loss	1,834,718
Debt investments	3,232,085
Financial liabilities:
Trading liabilities	58,194
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	562,136
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	286,788
Financial liabilities:
Trading liabilities	162,834
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	281,030
Financial liabilities:
Trading liabilities	66,896
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	5,758
Financial liabilities:
Trading liabilities	95,938
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	20,730
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	1,810
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	209
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	18,711
At fair value [member] | Debt instruments [member]
Financial assets:
Available-for-sale financial assets			3,350,757
Trading assets			2,841,148
Financial assets at fair value through profit or loss			1,528,921
Financial liabilities:
Trading liabilities			2,008,711
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			700,500
Trading assets			2,424,460
Financial liabilities:
Trading liabilities			1,948,602
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Available-for-sale financial assets			2,650,103
Trading assets			416,688
Financial assets at fair value through profit or loss			1,518,778
Financial liabilities:
Trading liabilities			60,109
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Available-for-sale financial assets			154
Financial assets at fair value through profit or loss	562,136		10,143
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets			327,975
Financial liabilities:
Trading liabilities			135,188
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets			307,942
Financial liabilities:
Trading liabilities			33,174
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets			20,033
Financial liabilities:
Trading liabilities			102,014
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,008,745		2,072,654
Financial liabilities:
Derivative financial instruments	1,825,053		1,978,433
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	68,942		38,760
Financial liabilities:
Derivative financial instruments	49,170		30,760
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	1,939,591		2,033,894
Financial liabilities:
Derivative financial instruments	1,775,883		1,947,673
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	212
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,286,910		1,724,401
Financial liabilities:
Derivative financial instruments	1,112,778		1,406,792
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	22
Financial liabilities:
Derivative financial instruments			19
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	1,286,614		1,724,387
Financial liabilities:
Derivative financial instruments	1,112,769		1,406,759
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	274		14
Financial liabilities:
Derivative financial instruments	9		14
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	63,617		71,344
Financial liabilities:
Derivative financial instruments	96,170		105,349
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	33,802		48,154
Financial liabilities:
Derivative financial instruments	59,166		78,088
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	25,579		21,310
Financial liabilities:
Derivative financial instruments	37,004		27,261
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	4,236		1,880
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	7,517		6,516
Financial liabilities:
Derivative financial instruments	5,848		4,948
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	445		402
Financial liabilities:
Derivative financial instruments	415		464
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	7,072		6,114
Financial liabilities:
Derivative financial instruments	5,433		4,484
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	15,785		12,049
Financial liabilities:
Derivative financial instruments	11,924		8,465
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	10,236		7,382
Financial liabilities:
Derivative financial instruments	11,370		8,043
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	5,549		4,667
Financial liabilities:
Derivative financial instruments	554		422
At fair value [member] | Equity instruments [member]
Financial assets:
Available-for-sale financial assets			5,948,792
Financial assets at fair value through profit or loss			18,751
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			4,307,274
Financial assets at fair value through profit or loss			541
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Available-for-sale financial assets			797,166
Financial assets at fair value through profit or loss			153
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Available-for-sale financial assets			844,352
Financial assets at fair value through profit or loss	18,711		18,057
Investment securities at fair value through other comprehensive income	412,347
At fair value [member] | Japanese government bonds [member]
Financial assets:
Available-for-sale financial assets			7,685,303
Debt investments	5,027,695
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			7,685,303
Debt investments	5,027,695
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Available-for-sale financial assets			3,246,646
Debt investments	4,426,635
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			¥ 3,246,646
Debt investments	4,426,635
At fair value [member] | Investment securities [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	4,172,892
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	3,749,430
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	11,115
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	¥ 412,347